Research and development expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Research and development expenses
Labour	$ 1,223,260	$ 1,151,195	$ 2,457,804	$ 2,341,224
Materials	691,858	1,145,503	988,860	1,599,029
Government grants		(381,193)		(381,193)
Research and development expenses	$ 1,915,118	$ 1,915,505	$ 3,446,664	$ 3,559,060